Income Taxes - Additional Information (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	34.00%	34.00%	34.00%
Income (expenses) from continuing operations	BRL (3,379,927)	BRL (758,268)	BRL (76,610)
Recoverable social contribution (CSLL)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%
Social Corporation Taxes
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	9.00%